Shareowners' Equity (Reclass Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									$ 2,227	$ 778	$ 3,107
Benefit (provision) for income taxes									(6,485)	(773)	(1,219)
Net earnings (loss)	$ 6,403	$ 2,545	$ (1,134)	$ (13,608)	$ 5,339	$ 3,508	$ 3,546	$ 2,952	(5,795)	15,345	13,355
Costs and Expenses									(109,200)	(106,921)	(104,145)
Financial Services Revenue									9,350	9,648	9,595
Interest and other financial charges									(3,463)	(2,723)	(2,870)
Earnings (loss) from continuing operations before income taxes									8,186	10,263	9,100
Earnings (loss) from discontinued operations, net of taxes									(7,495)	5,855	5,475	$ 5,047	$ 5,143
Currency Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes									(1,489)	(213)	(793)
Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes									86	(34)	176
Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net earnings (loss)									(4,956)	(3,035)	(2,266)
Reclassification out of AOCI | Currency Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes									(1,489)	213	793
Net earnings (loss)									(1,794)	129	818
Costs and Expenses									(305)	(85)	25
Reclassification out of AOCI | Currency Translation Adjustment | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes									1,506	(213)	(802)
Costs and Expenses									224	51	(62)
Reclassification out of AOCI | Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes									86	34	(176)
Net earnings (loss)									(831)	(844)	271
Earnings (loss) from continuing operations before income taxes									(918)	(878)	447
Reclassification out of AOCI | Cash Flow Hedge | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Financial Services Revenue									(758)	(607)	608
Interest and other financial charges									43	59	44
Reclassification out of AOCI | Cash Flow Hedge | Interest Rate Contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest and other financial charges									(130)	(234)	(364)
Reclassification out of AOCI | Cash Flow Hedge | Currency Exchange Contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest and other financial charges									801	666	(564)
Reclassification out of AOCI | Cash Flow Hedge | Other Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest and other financial charges									(13)	(22)	(248)
Reclassification out of AOCI | Pension Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Curtailment gain (loss)									118	(113)	0
Defined Benefit Plan, Amortization of Gains (Losses)									(3,572)	(2,612)	(3,983)
Prior service cost amortization									203	590	664
Earnings (loss) from continuing operations before income taxes									(3,657)	(3,315)	(4,647)
Benefit (provision) for income taxes									1,260	1,141	1,610
Earnings (loss) from discontinued operations, net of taxes									(2,397)	(2,174)	(3,037)
Reclassification out of AOCI | Available-for-sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									103	(231)	(541)
Benefit (provision) for income taxes									(36)	85	223
Net earnings (loss)									67	(146)	(318)
Reclassification out of AOCI | Available-for-sale Securities | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									61		(497)
Benefit (provision) for income taxes									$ 30	$ (3)	$ (204)